Schedule of Investments
September 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.01%
Australia–3.12%
Aristocrat Leisure Ltd.	678,954	$27,412,445
CSL Ltd.	59,568	11,766,681
		39,179,126
Brazil–2.21%
MercadoLibre, Inc.(a)	7,957	16,327,446
TOTVS S.A.	2,169,600	11,374,300
		27,701,746
Canada–6.16%
Canadian Pacific Kansas City Ltd.	238,183	20,370,903
Celestica, Inc.(a)	219,502	11,221,389
CGI, Inc., Class A(a)	227,391	26,164,803
RB Global, Inc.	241,799	19,460,846
		77,217,941
China–5.13%
Airtac International Group	631,000	18,072,502
China Resources Beer (Holdings) Co. Ltd.	2,081,500	8,912,484
Shenzhen Inovance Technology Co. Ltd., A Shares	1,602,900	14,125,369
Trip.com Group Ltd.(a)	251,750	15,147,418
Wuliangye Yibin Co. Ltd., A Shares	354,541	8,112,127
		64,369,900
Denmark–3.69%
Coloplast A/S, Class B	116,463	15,180,425
Novo Nordisk A/S, Class B	262,042	31,081,200
		46,261,625
France–13.40%
Air Liquide S.A.	88,182	17,028,824
Arkema S.A.	143,657	13,683,129
Capgemini SE	68,934	14,882,886
Edenred SE	189,573	7,180,189
LVMH Moet Hennessy Louis Vuitton SE	30,289	23,227,891
Pernod Ricard S.A.	102,054	15,439,989
Publicis Groupe S.A.	186,346	20,393,001
Schneider Electric SE	99,996	26,359,711
STMicroelectronics N.V.	358,490	10,706,067
TotalEnergies SE	294,267	19,108,309
		168,009,996
Germany–1.64%
Deutsche Boerse AG	46,409	10,895,374
Deutsche Telekom AG	329,149	9,666,851
		20,562,225
Hong Kong–2.63%
AIA Group Ltd.	1,287,600	11,244,427
Techtronic Industries Co. Ltd.	1,456,000	21,735,784
		32,980,211
India–3.37%
HDFC Bank Ltd., ADR	370,069	23,151,516
Shares		Value
India–(continued)
SBI Life Insurance Co. Ltd.(b)	869,944	$19,105,422
		42,256,938
Ireland–2.25%
Flutter Entertainment PLC(a)	58,272	13,826,780
Kingspan Group PLC	152,969	14,346,823
		28,173,603
Israel–1.18%
Teva Pharmaceutical Industries Ltd., ADR(a)	819,748	14,771,859
Italy–1.58%
FinecoBank Banca Fineco S.p.A.	1,152,366	19,776,839
Japan–12.27%
Asahi Group Holdings Ltd.	1,789,200	23,450,967
FANUC Corp.	464,100	13,630,806
Hoya Corp.	134,800	18,670,277
Keyence Corp.	37,300	17,876,472
M3, Inc.	867,200	8,684,117
Shimano, Inc.	131,200	24,976,242
SMC Corp.	34,400	15,384,384
Sony Group Corp.	1,186,000	23,041,111
Tokyo Electron Ltd.	45,500	8,114,271
		153,828,647
Mexico–1.52%
Wal-Mart de Mexico S.A.B. de C.V., Series V	6,326,636	19,012,039
Netherlands–4.05%
ASML Holding N.V.	21,342	17,753,553
Heineken N.V.	140,237	12,448,852
Wolters Kluwer N.V.	122,432	20,650,805
		50,853,210
Singapore–1.11%
United Overseas Bank Ltd.	557,066	13,905,463
South Korea–1.26%
Samsung Electronics Co. Ltd.	336,886	15,745,639
Sweden–4.66%
Investor AB, Class B	1,369,827	42,212,869
Svenska Handelsbanken AB, Class A	1,581,319	16,243,211
		58,456,080
Switzerland–3.24%
Cie Financiere Richemont S.A.	91,834	14,583,629
Nestle S.A.	168,156	16,898,403
SGS S.A.	82,266	9,185,927
		40,667,959
Taiwan–3.08%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	222,097	38,571,586

See accompanying notes which are an integral part of this schedule.
Invesco V.I. EQV International Equity Fund

Shares		Value
Thailand–0.58%
Bangkok Dusit Medical Services PCL, Foreign Shares	7,754,200	$7,329,277
United Kingdom–12.00%
Ashtead Group PLC	261,865	20,289,508
BAE Systems PLC	1,076,635	17,874,370
DCC PLC	200,188	13,666,697
Haleon PLC	3,918,470	20,503,398
London Stock Exchange Group PLC	130,580	17,877,832
RELX PLC	714,162	33,720,099
Rentokil Initial PLC	1,713,839	8,380,445
Shell PLC	559,001	18,134,958
		150,447,307
United States–7.88%
Broadcom, Inc.	166,503	28,721,767
CRH PLC	285,271	26,456,033
Shares		Value
United States–(continued)
ICON PLC(a)	92,629	$26,613,238
Linde PLC	35,762	17,053,467
		98,844,505
Total Common Stocks & Other Equity Interests (Cost $810,762,335)		1,228,923,721
Money Market Funds–1.66%
Invesco Government & Agency Portfolio, Institutional Class, 4.84%(c)(d)	7,483,084	7,483,084
Invesco Treasury Portfolio, Institutional Class, 4.78%(c)(d)	13,393,325	13,393,325
Total Money Market Funds (Cost $20,876,409)		20,876,409
TOTAL INVESTMENTS IN SECURITIES—99.67% (Cost $831,638,744)		1,249,800,130
OTHER ASSETS LESS LIABILITIES–0.33%		4,140,749
NET ASSETS–100.00%		$1,253,940,879
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2024 was $19,105,422, which represented 1.52% of the Fund’s Net Assets.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,259,672	$73,371,484	$(72,148,072)	$-	$-	$7,483,084	$352,308
Invesco Liquid Assets Portfolio, Institutional Class	3,969,893	39,692,003	(43,659,366)	(3,560)	1,030	-	185,678
Invesco Treasury Portfolio, Institutional Class	7,153,912	100,951,720	(94,712,307)	-	-	13,393,325	451,036
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	353,610	76,912,343	(77,265,953)	-	-	-	178,689*
Invesco Private Prime Fund	909,283	181,440,108	(182,347,877)	(123)	(1,391)	-	474,521*
Total	$18,646,370	$472,367,658	$(470,133,575)	$(3,683)	$(361)	$20,876,409	$1,642,232

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2024.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. EQV International Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$39,179,126	$—	$39,179,126
Brazil	27,701,746	—	—	27,701,746
Canada	77,217,941	—	—	77,217,941
China	—	64,369,900	—	64,369,900
Denmark	—	46,261,625	—	46,261,625
France	—	168,009,996	—	168,009,996
Germany	—	20,562,225	—	20,562,225
Hong Kong	—	32,980,211	—	32,980,211
India	23,151,516	19,105,422	—	42,256,938
Ireland	13,826,780	14,346,823	—	28,173,603
Israel	14,771,859	—	—	14,771,859
Italy	—	19,776,839	—	19,776,839
Japan	—	153,828,647	—	153,828,647
Mexico	19,012,039	—	—	19,012,039
Netherlands	—	50,853,210	—	50,853,210
Singapore	—	13,905,463	—	13,905,463
South Korea	—	15,745,639	—	15,745,639
Sweden	—	58,456,080	—	58,456,080
Switzerland	—	40,667,959	—	40,667,959
Taiwan	38,571,586	—	—	38,571,586
Thailand	—	7,329,277	—	7,329,277
United Kingdom	—	150,447,307	—	150,447,307
United States	98,844,505	—	—	98,844,505
Money Market Funds	20,876,409	—	—	20,876,409
Total Investments	$333,974,381	$915,825,749	$—	$1,249,800,130
Invesco V.I. EQV International Equity Fund